OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Other receivables
Prepaid expenses	$ 68,252	$ 26,832
Other tax credits	45,577	8,043
Related parties	15	834
DFI	168
Advances to suppliers	8,407	1,511
Guarantee deposits	11,273	4,062
Loans granted - fintech businesses	6,986
Compensation received for company acquisitions	1,378	1,419
Unaccounted collections	5,435	4,173
Garnishments receivable	2,401	1,175
Advertising expenses to be collected	1,172	2,489
Other	11,303	10,112
Allowance for other receivables	(2,398)	(1,775)
Total Current other receivables	159,969	58,875
Non-current other receivables
Prepaid expenses	11,646	9,241
Income tax credits	5,829	41,066
Other tax credits		925
Guarantee deposits	689	3,887
Compensation received for company acquisitions	1,890	3,180
Garnishments receivable	3,530	5,003
Other	5,286	1,115
Total Non-current other receivables	28,870	64,417
Total Other receivables, net	$ 188,839	$ 123,292